AARP Financial Inc.

650 F Street NW

Washington, DC 20004

T 202-434-3650

F 202-434-7688

www.aarpfinancial.com

January 6, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

Re:          AARP Funds (the “Trust”), File No. 333-129081

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust’s supplemented Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 19, 2008, with an effective date of January 1, 2009.

If you have any questions, please contact me at (202) 434-3549.

Sincerely,

/s/ Marc Duffy
Marc Duffy
Associate General Counsel
AARP Financial Incorporated